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                                                                    [LOGO]
                                                              THE HARTFORD






May 3, 2004



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:   Fortis Benefits Insurance Company
      Variable Account C ("Registrant")
      Fortis Wall Street Series Survivor VUL
      File No. 33-65243

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 26, 2004.

If you have any additional questions, please feel free to contact me at
(860) 843-5910.

Sincerely,

/s/ Sharon Loghmani

Sharon Loghmani
Senior Legal Specialist